INCOME TAX	12 Months Ended
Dec. 31, 2010
INCOME TAX
INCOME TAX

24. INCOME TAX

        Provision for income taxes for the years ended December 31, 2010, 2009 and 2008 was as follows:

	Year ended December 31,
	2010	2009	2008
Current provision for income taxes	$562,637	$403,523	$952,116
Deferred income tax loss/(benefit)	(45,449)	101,524	(207,796)

Total provision for income taxes	$517,188	$505,047	$744,320

        The statutory income tax rates in jurisdictions in which the Group operates for 2010 were as follows: Russia, Turkmenistan and Armenia—20.0%, Ukraine—25.0%, Uzbekistan—3.4%.

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2010, 2009 and 2008 was as follows:

	2010	2009	2008
Statutory income tax rate for the year	20.0%	20.0%	24.0%
Adjustments:
Expenses not deductible for tax purposes	3.5	4.9	2.1
Currency exchange and transaction loss	—	0.5	1.0
Income tax provision	0.1	(0.2)	0.3
Settlements with tax authorities	(1.0)	(2.9)	—
Revaluation of MTS Ukraine tax base	—	—	(1.8)
Different tax rate of foreign subsidiaries	(0.5)	(2.0)	(1.2)
Earnings distribution from subsidiaries	0.7	6.8	—
Disposal of treasury stock	—	(4.1)	—
Effect of change in tax rate in Ukraine	0.7	—	—
Change in fair value of derivative financial instruments	(0.1)	(0.1)	0.3
Change in valuation allowance	(0.2)	10.3	(0.2)
Comstar corporate reorganization	—	0.4	—
Impairment of long-lived assets	1.3	—	—
Impairment of goodwill	—	—	0.4
Other	0.5	0.1	0.5

Effective income tax rate	25.0%	33.7%	25.4%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$211,307	$212,606
Other intangible assets	1,346	12,770
Deferred connection fees	31,522	33,610
Subscriber prepayments	20,832	16,663
Accrued expenses	148,828	130,603
Inventory obsolescence	5,884	3,046
Loss carryforward	196,883	111,784
Impairment of property, plant and equipment	4,438	19,906
Valuation of investment in Svyazinvest	—	78,761
Other	22,384	26,750
Valuation allowance	(165,994)	(182,308)

Total deferred tax assets	477,430	464,191

	December 31,
	2010	2009
Deferred tax liabilities
Licenses acquired	$(62,606)	$(59,746)
Depreciation of property, plant and equipment	(192,679)	(188,611)
Customer base	(34,783)	(2,695)
Other intangible assets	(41,011)	(59,227)
Debt issuance cost	(11,134)	(22,690)
Potential distributions from/to Group's subsidiaries/associates	(105,821)	(118,608)
Other	(4,992)	(1,025)

Total deferred tax liabilities	(453,026)	(452,602)

Net deferred tax asset	24,404	11,589

Net deferred tax asset, current	$234,658	$212,687
Net deferred tax asset, non-current	$81,816	$97,355
Net deferred tax liability, long-term	$(292,070)	$(298,453)

        In 2009, to streamline the ownership structure within Comstar group and to enable legal merger of certain its subsidiaries, certain of Comstar's subsidiaries were sold to Comstar-UTS. As a result, deferred tax assets on tax losses carried forward of $6.8 million were written down.

        The Group has the following significant balances for income tax losses carried forward as of December 31, 2010 and 2009:

Jurisdiction	Period for carry-forward	2010	2009
Luxembourg (MGTS Finance S.A.)	Unlimited	$124,464	$94,163
Russia (Comstar-UTS, RTC and other)	2011 - 2019	72,419	17,048
USA	Unlimited	—	573

Total		$196,883	$111,784

        Management established the following valuation allowances against deferred tax assets because there will not be sufficient future taxable income against which to realize such assets:

Valuation allowances	2010	2009
Sale of investment in Svyazinvest	$66,887	$78,800
Operating loss in Luxemburg (MGTS Finance S.A)	94,032	94,163
Other	5,075	9,345

Total	$165,994	$182,308

        As of December 31, 2010 and 2009 the Group recognized deferred income tax liabilities of $63.8 million and $70.5 million respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on $1,309.4 million and $1,431.9 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        No deferred tax liability was recognized on undistributed earnings of Uzdunrobita as of December 31, 2010 and 2009 as the Group plans to indefinitely reinvest earnings in this entity. As of December 31, 2009 and 2008 the amount of undistributed earnings of Uzdunrobita in accordance with local statutory accounting regulations amounted to $594.6 million and $530.7 million, respectively (unaudited). Potential earnings distributions from BCTI are tax free, accordingly, so that no deferred tax liability arises in this regard.

        As of December 31, 2010, 2009 and 2008, the Group included accruals for uncertain tax positions in the amount of $14.0 million, $10.6 million and $12.4 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance, beginning of the year	$10,607	$12,360	$35,752
Additions based on tax position related to the current year	14,590	2,094	20,006
Additions based on tax positions related to prior years	1,504	—	—
Additions based on tax of acquired entities	7,587	1,521	—
Reduction in tax positions related to prior years	(2,141)	(1,778)	(11,692)
Settlements with tax authorities	(18,109)	(3,305)	(31,456)
Currency translation adjustment	(45)	(285)	(250)

Balance, end of the year	$13,993	$10,607	$12,360

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2010, 2009 and 2008 amounted to a charge of $3.3 million, reversal of ($0.6) million and reversal of ($1.0) million respectively, and are included in income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled $3.3 million and $4.3 million as of December 31, 2010 and 2009, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.